15. Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets
	March 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$36,661	$36,209
Research and development tax credit carryforwards	1,667	1,650
Stock-based compensation	4,880	3,941
Reserves and accruals	1,731	2,537
Other deferred tax assets	49	13
State income taxes	(1)	(1)
Basis difference in assets	5	35
Total deferred tax assets	$44,992	$44,384
Deferred tax liabilities:
Unrealized gain on Ruthigen	(1,105)	(3,111)
Net deferred tax asset	43,887	41,273
Valuation allowance	(43,887)	(41,273)
Net deferred tax asset	$–	$–

Schedule of income tax expense
	Years Ended March 31,
	2015	2014
Income tax (benefit)	$(2,613)	$436
Change in valuation allowance	2,613	(436)
Net income tax expense	$–	$–

Reconciliation of federal income tax rate to effective rate
	Years Ended March 31,
	2015		2014
Expected federal statutory rate	(34.0%	)	(34.0%	)
State income taxes, net of federal benefit	(1.8%	)	(6.6%	)
Research and development credit	(0.2%	)	0.1%
Foreign earnings taxed at different rates	0.5%		(2.6%	)
Effect of permanent differences on Ruthigen deconsolidation	0.0%		29.7%
Effect of permanent differences	(20.6%	)	(19.5%	)
Impact of foreign exchange rate fluctuations on foreign deferred income taxes	25.0%		14.9%
Impact of change in foreign net operating loss	(9.6%	)	15.8%
Adjustment of NOL due to Ruthigen deconsolidation	8.6%		0.0%
Cancellation of stock options and true-ups	(2.7%	)	(6.5%	)
Other	3.0%		(3.1%	)
	(31.8%	)	(11.8%	)
Change in valuation allowance	31.8%		11.8%
Totals	0.0%		0.0%